Note 18 - Common Stock	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
18.
       Common Stock

As per the Company's Amended and Restated Articles of Incorporation, the Company is authorized to issue
200,000,000
shares of common stock, par value
$0.03
per share.

Each outstanding share of common stock is entitled to
one
vote, either in person or by proxy, on all matters that
may
be voted upon by their holders at meetings of the shareholders. Subject to preferences that may
be applicable to any outstanding preferred shares, holders of the Company's common stock (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of the Company's assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not
have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued shares of the Company's common stock when issued will be fully paid for and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company has issued or may
issue in the future.

During
November 2018,
following the Company's prospectus supplement filed with the SEC on
December 20, 2016,
as further supplemented by the prospectus dated
January 13, 2018
and
October 30, 2018,
the Company issued and sold at-the-market (ATM)
139,509
shares of common stock for gross proceeds net of commissions of
$2.0
million.

In addition, during the year ended
December 31, 2018,
the Company issued
15,681
common shares to the Company's directors and officers and employees of the Manager in connection with its equity incentive plans (Note
11
).

In
August 2019,
the Company issued
2,816,901
common shares for the acquisition of M/V “EM Hydra”, M/V “EM Spetses”, M/V “EM Kea” and M/V “Diamantis P”, owned by affiliates of the Pittas family, including the Company's Chief Executive Officer (refer Note
1
).

During
October 2019,
following the Company's prospectus supplement filed with the SEC on
December 20, 2016,
as further supplemented by the prospectus dated
January 13, 2017,
October 30, 2018
and
May 30, 2019,
the Company issued and sold at-the-market (ATM)
144,727
shares of common stock for gross proceeds net of commissions of
$0.9
million.

In
November 2019,
the acquisition of the Synergy vessels was partially financed through a private placement of
$6
million, subscribed equally by an entity affiliated with the Company's Chief Executive Officer and an entity controlled by the seller of the Synergy vessels, resulting in the issuance of
1,056,338
common shares.

In addition, during the year ended
December 31, 2019,
the Company issued
15,444
common shares to the Company's directors and officers and employees of the Manager in connection with its equity incentive plans (Note
11
).

On
December 19, 2019,
the Company announced that it has completed a
1
-for-
8
reverse stock split, effective at the close of trading on
December 18, 2019.
The Company's common shares began trading on a split-adjusted basis on
December 19, 2019.

During
August 2020,
following the Company's prospectus supplement filed with the SEC on
December 20, 2016,
as further supplemented by the prospectus dated
January 13, 2017,
October 30, 2018
and
May 30, 2019,
the Company issued and sold at-the-market (ATM)
200,000
shares of common stock for gross proceeds net of commissions of
$0.7
million.

In addition, during the year ended
December 31, 2020,
the Company issued
45,900
common shares to the Company's directors and officers and employees of the Manager in connection with its equity incentive plans (Note
11
).

On
November 16, 2020,
the Company issued
161,357
shares to Synergy Holdings Ltd. as a result of a contingent payment agreed upon on
November 7, 2019
as part of the agreement for the acquisition of the vessels M/V "Synergy Busan", M/V "Synergy Keelung", M/V "Synergy Oakland" and M/V "Synergy Antwerp"(see Notes
4
and
10
).

On
November 24, 2020,
the Company received notice from Colby, which had provided Euroseas with a loan of
$2.5
million in
September 2019,
whereby Colby exercised its right to convert the outstanding balance of the loan of
$1.875
million into common shares of the Company as per the terms of the loan. As a result, the Company issued
702,247
common shares to Colby. The conversion price was the lowest closing price over the fifteen
business days prior to the conversion notice as per the terms of the loan (see Note
8
-e).